Subsequent Events - Additional Information (Detail) (USD $)																	1 Months Ended			1 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Class A		Mar. 31, 2013 Class B		Feb. 28, 2013 Commercial Paper	Jan. 28, 2013 Senior Notes	Mar. 31, 2013 Senior Notes Senior Notes 1.150% due 2016	Jan. 28, 2013 Senior Notes Senior Notes 1.150% due 2016	Mar. 31, 2013 Senior Notes Senior Notes 1.875% due 2018	Jan. 28, 2013 Senior Notes Senior Notes 1.875% due 2018	Mar. 31, 2013 Senior Notes Senior Notes 3.250% due 2023	Jan. 28, 2013 Senior Notes Senior Notes 3.250% due 2023	Mar. 31, 2013 Senior Notes Senior Notes 4.700% due 2043	Jan. 28, 2013 Senior Notes Senior Notes 4.700% due 2043	Jan. 31, 2013 Subsequent Event	Feb. 13, 2013 Subsequent Event Venezuela	Dec. 31, 2012 Subsequent Event Venezuela	Jan. 31, 2013 Subsequent Event Other Equity-Based or Cash-Based Awards Employee	Feb. 06, 2013 Subsequent Event IPO	Feb. 06, 2013 Subsequent Event Class A IPO Vote	Feb. 06, 2013 Subsequent Event Class B IPO Vote	Feb. 28, 2013 Subsequent Event Commercial Paper	Jan. 28, 2013 Subsequent Event Senior Notes	Jan. 28, 2013 Subsequent Event Senior Notes Senior Notes 1.150% due 2016	Jan. 28, 2013 Subsequent Event Senior Notes Senior Notes 1.875% due 2018	Jan. 28, 2013 Subsequent Event Senior Notes Senior Notes 3.250% due 2023	Jan. 28, 2013 Subsequent Event Senior Notes Senior Notes 4.700% due 2043	Jan. 28, 2013 Subsequent Event Senior Notes Initial Purchasers	Jan. 28, 2013 Subsequent Event Senior Notes Pfizer Transfer
Subsequent Event [Line Items]
Debt, principal amount	$ 3,650,000,000	$ 582,000,000						$ 3,650,000,000	$ 400,000,000	$ 400,000,000	$ 750,000,000	$ 750,000,000	$ 1,350,000,000	$ 1,350,000,000	$ 1,150,000,000	$ 1,150,000,000									$ 3,650,000,000	$ 400,000,000	$ 750,000,000	$ 1,350,000,000	$ 1,150,000,000	$ 2,650,000,000	$ 1,000,000,000
Debt, unamortized discount								10,000,000																	10,000,000
Debt, stated interest rate										1.15%		1.875%		3.25%		4.70%										1.15%	1.875%	3.25%	4.70%
Debt, purchase price percent due to downgrade of investment grade								101.00%																	101.00%
Capacity of commercial paper program							1,000,000,000																	1,000,000,000
Common stock issued			99,015,000	[1]	400,985,000	[1]																99,015,000	400,985,000
Sale of stock, price per share																						$ 26.00
Number of vote per common shares																						1	10
Percentage owns outstanding common stock																							100.00%
Percentage owns outstanding common stock	80.20%																				80.20%
Percentage of the combined voting power of our outstanding common stock																					97.60%
Stock options maximum term from date of grant																	10 years
Other equity-based awards or other cash-based awards,																				$ 10,000,000
Number of our employees option granted with the IPO																				1,700
Stock grant price per share																				$ 26.00
Venezuelan bolivar per U.S. dollar																		6.3	4.3

[1]	The condensed consolidated balance sheet as of March 31, 2013 has been prepared under a different basis of presentation than the condensed combined balance sheet as of December 31, 2012, which significantly impacts comparability. See Note 3. Basis of Presentation.